Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Accrued Liabilities [Abstract]
Summary of Accrued Liabilities

	2023	2022
	€	€
Consulting, professional and audit liability	351,064	642,662
Clinical accrued liabilities	1,832,590	3,824,468
Manufacturing accrued liabilities	2,079,900	2,285,584
Nonclinical accrued liabilities	493,907	885,030
Personnel related accruals	5,892,087	2,971,068
Other accrued liabilities	417,962	281,937
	11,067,510	10,890,749